Acquisition of Windfall Project, Acquisition of Osisko Mining Incorporated - Summary of Windfall Project Key Assumptions Used to Determine Fair Value of the Net Identifiable Assets Acquired (Details) - Windfall Project
$ in Millions, $ in Millions
			8 Months Ended		10 Months Ended
	Oct. 25, 2024 USD ($) unit_Time	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 USD ($) unit_Time	Dec. 31, 2023 CAD ($)	Oct. 25, 2024 USD ($) unit_Time	Oct. 25, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Oct. 25, 2024 CAD ($) unit_Time	Dec. 31, 2023 CAD ($) unit_Time	Dec. 21, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)
Key Assumptions Of The Contingent Consideration [Abstract]
Translation adjustment | $	$ (27.1)		$ 10.7		$ (27.1)
Derecognition of contingent consideration	$ (519.3)	$ (723.5)
C$300.0 million contingent consideration
Key Assumptions Of The Contingent Consideration [Abstract]
– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs: | unit_Time	0.931		0.894		0.931			0.931	0.894
– Probability	0.98		0.98		0.98			0.98	0.98
– Discount rate	5.70%		7.00%		5.70%			5.70%	7.00%
Contingent and exploration considerations	$ 200.4				$ 200.4		$ 300.0	$ 279.2	$ 300.0	$ 300.0	$ 190.8	$ 258.4
Net change in fair value	8.0	10.9	$ 7.3	$ 9.9	8.0	$ 10.9
Translation adjustment			4.4	0.0	(10.1)	0.0
Derecognition of contingent consideration					(200.4)	(279.2)
Windfall Project – contingent consideration	$ 0.0		$ 202.5		$ 0.0			$ 0.0	$ 268.3
C$75.0 million exploration consideration
Key Assumptions Of The Contingent Consideration [Abstract]
– Term	5 years 1 month 6 days		6 years 3 months 18 days		5 years 1 month 6 days			5 years 1 month 6 days	6 years 3 months 18 days
– Discount rate	5.70%		7.00%		5.70%			5.70%	7.00%
Contingent and exploration considerations							$ 75.0		$ 75.0		$ 39.1	$ 52.9
Net change in fair value			$ 2.9	3.9	$ 4.8	6.6
Translation adjustment			0.9	$ 0.0	(2.2)	$ 0.0
Derecognition of contingent consideration	$ (45.5)	$ (63.4)
Windfall Project – contingent consideration	$ 0.0		$ 42.9		$ 0.0			$ 0.0	$ 56.8